Supplement to the
Fidelity® SAI International Low Volatility Index Fund and Fidelity® SAI U.S. Low Volatility Index Fund
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

Manav Verma serves as portfolio manager of the funds.

The following information supplements information found in the “Management Contract” section.

Fidelity® SAI U.S. Low Volatility Index Fund and Fidelity® SAI International Low Volatility Index Fund are managed by Geode, a sub-adviser to each fund. Manav Verma is a portfolio manager of each fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to each fund’s relative pre-tax investment performance measured against the fund’s benchmark index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI U.S. Low Volatility Index Fund ($2,725 (in millions) assets managed) and Fidelity® SAI International Low Volatility Index Fund ($1,541 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI U.S. Low Volatility Index Fund beneficially owned by Mr. Verma was none, and the dollar range of shares of Fidelity® SAI International Low Volatility Index Fund beneficially owned by Mr. Verma was none.

SV1-SV2B-19-01 1.9879587.102	June 3, 2019

Supplement to the
Fidelity® Total International Index Fund
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Manav Verma serves as a portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity® Total International Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Total International Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA IMI Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total International Index Fund ($2,146 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® Total International Index Fund beneficially owned by Mr. Verma was none.

TI1-IB-19-01 1.9871032.104	June 3, 2019

Supplement to the
Fidelity® SAI Small-Mid Cap 500 Index Fund
September 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity® SAI Small-Mid Cap 500 Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI Small-Mid Cap 500 Index Fund’s relative pre-tax investment performance measured against the Russell SMID 500 Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI Small-Mid Cap 500 Index Fund ($1,943 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI Small-Mid Cap 500 Index Fund beneficially owned by Mr. Verma was none.

SV3B-19-01 1.9881344.101	June 3, 2019

Supplement to the
Fidelity® SAI U.S. Quality Index Fund
September 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity® SAI U.S. Quality Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to the fund’s relative pre-tax investment performance measured against the fund’s benchmark index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI U.S. Quality Index Fund ($7,688 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI U.S. Quality Index Fund beneficially owned by Mr. Verma was none.

SV4B-19-01 1.9881343.101	June 3, 2019

Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

Manav Verma serves as portfolio manager of the funds.

The following information supplements information found in the “Management Contracts” section.

Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund are managed by Geode, a sub-adviser to each fund. Manav Verma is a portfolio manager of each fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Emerging Markets Index Fund’s relative pre-tax investment performance measured against the MSCI Emerging Markets Index, and Fidelity® Global ex U.S. Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax). A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Emerging Markets Index Fund ($2,281 (in millions) assets managed) and Fidelity® Global ex U.S. Index Fund ($5,075 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® Emerging Markets Index Fund beneficially owned by Mr. Verma was none, and the dollar range of shares of Fidelity® Global ex U.S. Index Fund beneficially owned by Mr. Verma was none.

EMX-I-GUX-IB-19-01 1.933395.111	June 3, 2019

Supplement to the
Fidelity® SAI Emerging Markets Index Fund
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as senior portfolio manager of the fund. Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® SAI Emerging Markets Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI Emerging Markets Index Fund’s relative pre-tax investment performance measured against the MSCI Emerging Markets Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI Emerging Markets Index Fund ($3,761 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI Emerging Markets Index Fund beneficially owned by Mr. Verma was none.

SV6B-19-01 1.9871332.103	June 3, 2019

Supplement to the
Fidelity® SAI International Index Fund
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity® SAI International Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI International Index Fund’s relative pre-tax investment performance measured against the MSCI EAFE Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI International Index Fund ($7,167 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI International Index Fund beneficially owned by Mr. Verma was none.

SV7B-19-01 1.9871329.104	June 3, 2019

Supplement to the
Fidelity® SAI U.S. Large Cap Index Fund
September 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity® SAI U.S. Large Cap Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI U.S. Large Cap Index Fund’s relative pre-tax investment performance measured against the S&P 500® Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI U.S. Large Cap Index Fund ($13,099 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI U.S. Large Cap Index Fund beneficially owned by Mr. Verma was none.

SV9B-19-01 1.9871338.103	June 3, 2019

Supplement to the
Fidelity® SAI Real Estate Index Fund
September 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity® SAI Real Estate Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI Real Estate Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Select Real Estate Securities Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI Real Estate Index Fund ($99 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI Real Estate Index Fund beneficially owned by Mr. Verma was none.

SV8B-19-01 1.9871335.103	June 3, 2019

Supplement to the
Fidelity® Real Estate Index Fund
November 28, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as senior portfolio manager of the fund. Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® Real Estate Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Real Estate Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Select Real Estate Securities Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Real Estate Index Fund ($1,802 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® Real Estate Index Fund beneficially owned by Mr. Verma was none.

URX-IB-19-01 1.933388.109	June 3, 2019

Supplement to the
Fidelity® SAI U.S. Momentum Index Fund
September 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity® SAI U.S. Momentum Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI U.S. Momentum Index Fund’s relative pre-tax investment performance measured against the MSCI USA Momentum Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*Includes Fidelity® SAI U.S. Momentum Index Fund ($3,709 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI U.S. Momentum Index Fund beneficially owned by Mr. Verma was none.

SY1B-19-01 1.9895979.100	June 3, 2019

Supplement to the
Fidelity Flex℠ International Index Fund
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity Flex℠ International Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity Flex℠ International Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax). A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Flex℠ International Index Fund ($290 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity Flex ℠ International Index Fund beneficially owned by Mr. Verma was none.

ZEIB-19-01 1.9885047.101	June 3, 2019

Supplement to the
Fidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index Fund
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

Manav Verma serves as a portfolio manager of the funds.

The following information supplements information found in the “Management Contracts” section.

Fidelity® U.S. Sustainability Index Fund and Fidelity® International Sustainability Index Fund are managed by Geode, a sub-adviser to each fund. Manav Verma is a portfolio manager of each fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® U.S. Sustainability Index Fund’s relative pre-tax investment performance measured against the MSCI USA ESG Leaders Index and Fidelity® International Sustainability Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA ESG Leaders Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® U.S. Sustainability Index Fund ($107 (in millions) assets managed) and Fidelity® International Sustainability Index Fund ($48 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® U.S. Sustainability Index Fund beneficially owned by Mr. Verma was none, and the dollar range of shares of Fidelity® International Sustainability Index Fund beneficially owned by Mr. Verma was none.

USY-I-ISY-IB-19-01 1.9884200.101	June 3, 2019

Supplement to the
Fidelity® SAI International Value Index Fund
December 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity® SAI International Value Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI International Value Index Fund’s relative pre-tax investment performance measured against the fund’s benchmark index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI International Value Index Fund ($597 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI International Value Index Fund beneficially owned by Mr. Verma was none.

IIVB-19-01 1.9895978.100	June 3, 2019

Supplement to the
Fidelity® SAI U.S. Value Index Fund
September 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Manav Verma serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® SAI U.S. Value Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI U.S. Value Index Fund’s relative pre-tax investment performance measured against the fund’s benchmark index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI U.S. Value Index Fund ($2,099 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI U.S. Value Index Fund beneficially owned by Mr. Verma was none.

USVB-19-01 1.9895973.100	June 3, 2019

Supplement to the
Fidelity® SAI Emerging Markets Low Volatility Index Fund
December 12, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as senior portfolio manager of the fund. Manav Verma serves as portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® SAI Emerging Markets Low Volatility Index Fund is managed by Geode, a sub-adviser to the fund. Manav Verma is a portfolio manager of the fund and receives compensation for his services. As of February 28, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI Emerging Markets Low Volatility Index Fund’s relative pre-tax investment performance measured against the fund’s benchmark index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Verma as of February 28, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	60	61	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$398,637	$36,252	$1,550
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI Emerging Markets Low Volatility Index Fund ($437 (in millions) assets managed).

As of February 28, 2019, the dollar range of shares of Fidelity® SAI Emerging Markets Low Volatility Index Fund beneficially owned by Mr. Verma was none.

MLVB-19-01 1.9895972.100	June 3, 2019